Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	$ 125,384	$ 157,892
Liabilities related to assets under construction	111,120	14,266
VAT liabilities, current	88,520	78,942
Liabilities related to repurchase commitments	58,482	73,241
Refund liabilities	48,132	17,961
Personnel related liabilities	37,518	28,816
Accrued interest, current	10,090	2,613
Other liabilities	10,501	8,644
Other current liabilities	489,747	382,375	[1]
Liabilities related to repurchase commitments, noncurrent	61,182	13,106
Liabilities related to assets under construction	53,024	76,386
Refund liabilities, noncurrent	1,251	1,702
Other sundry liabilities, noncurrent	11,966	14,753
Other liabilities, noncurrent	$ 127,423	$ 105,947

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.